Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	NAC GLOBAL TECHNOLOGIES, INC.
Entity Central Index Key	0000006732
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Entity Filer Category	Smaller Reporting Company